Common Stock - Summary of Total Shares of Common Stock Reserved for Issuance (Parentheticals) (Details) - $ / shares	Mar. 31, 2025	Jan. 28, 2025	Dec. 31, 2024	Dec. 03, 2024	Aug. 22, 2024	Jun. 11, 2024	Mar. 31, 2024	Feb. 05, 2024	Dec. 31, 2023
Public Warrants [Member]
Common Stock - Summary of Total Shares of Common Stock Reserved for Issuance (Parentheticals) (Details) [Line Items]
Warrant exercise price, per share	$ 193,200		$ 193,200				$ 193,200		$ 193,200
Class A Common Stock Warrants [Member]
Common Stock - Summary of Total Shares of Common Stock Reserved for Issuance (Parentheticals) (Details) [Line Items]
Warrant exercise price, per share	55,272		55,272				55,272		55,272
Class A Placement Agent Common Stock Warrants [Member]
Common Stock - Summary of Total Shares of Common Stock Reserved for Issuance (Parentheticals) (Details) [Line Items]
Warrant exercise price, per share	55,272		55,272				55,272		55,272
Class B Common Stock Warrants [Member]
Common Stock - Summary of Total Shares of Common Stock Reserved for Issuance (Parentheticals) (Details) [Line Items]
Warrant exercise price, per share	10,080		10,080				10,080		10,080
Class B Placement Agent Common Stock Warrants [Member]
Common Stock - Summary of Total Shares of Common Stock Reserved for Issuance (Parentheticals) (Details) [Line Items]
Warrant exercise price, per share	12,600		12,600				12,600		12,600
Class C Common Stock Warrant [Member]
Common Stock - Summary of Total Shares of Common Stock Reserved for Issuance (Parentheticals) (Details) [Line Items]
Warrant exercise price, per share	16						16
Class D Common Stock Warrants [Member]
Common Stock - Summary of Total Shares of Common Stock Reserved for Issuance (Parentheticals) (Details) [Line Items]
Warrant exercise price, per share	3.7596		3.7596		$ 16	$ 38.24	3.7596	$ 72.48
Class E Common Stock Warrants [Member]
Common Stock - Summary of Total Shares of Common Stock Reserved for Issuance (Parentheticals) (Details) [Line Items]
Warrant exercise price, per share	16		16	$ 16	$ 16		16
Class F Common Stock Warrants [Member]
Common Stock - Summary of Total Shares of Common Stock Reserved for Issuance (Parentheticals) (Details) [Line Items]
Warrant exercise price, per share	16			16			16
Class G Common Stock Warrants [Member]
Common Stock - Summary of Total Shares of Common Stock Reserved for Issuance (Parentheticals) (Details) [Line Items]
Warrant exercise price, per share	3.7596		3.7596	$ 16			3.7596
Rollover Warrants [Member]
Common Stock - Summary of Total Shares of Common Stock Reserved for Issuance (Parentheticals) (Details) [Line Items]
Warrant exercise price, per share	45,070.73		45,070.73				45,070.73		45,070.73
Minimum [Member]
Common Stock - Summary of Total Shares of Common Stock Reserved for Issuance (Parentheticals) (Details) [Line Items]
Stock option exercise price	$ 571.2		$ 571.2				$ 571.2		$ 571.2
Minimum [Member] | Class D Common Stock Warrants [Member]
Common Stock - Summary of Total Shares of Common Stock Reserved for Issuance (Parentheticals) (Details) [Line Items]
Warrant exercise price, per share		$ 16
Minimum [Member] | Class G Common Stock Warrants [Member]
Common Stock - Summary of Total Shares of Common Stock Reserved for Issuance (Parentheticals) (Details) [Line Items]
Warrant exercise price, per share		$ 16